REVENUE AND SEGMENT INFORMATION - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue
Sales of goods		¥ 189,569,543	¥ 179,785,704	¥ 180,706,361
Rendering of services		186,703	215,557	163,732
Rental income		317,915	240,153	152,543
Total revenue	$ 27,302,445	¥ 190,074,161	¥ 180,241,414	¥ 181,022,636